Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets	The following table summarizes intangible assets, net:

		December 31, 2024 (Successor)
Intangible Asset	Weighted- Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names ........................................................	16.0	17,800	(277)	17,523
Customer relationships ........................................	3.0	4,600	(382)	4,218
Developed technology ........................................	9.1	165,100	(4,718)	160,382
Other finite-lived intangible assets .....................	3.0	30	—	30
Total intangible assets .......................................		$187,530	$(5,377)	$182,153

Schedule of Definite-Lived Intangible Assets	The following table summarizes intangible assets, net:

		December 31, 2024 (Successor)
Intangible Asset	Weighted- Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names ........................................................	16.0	17,800	(277)	17,523
Customer relationships ........................................	3.0	4,600	(382)	4,218
Developed technology ........................................	9.1	165,100	(4,718)	160,382
Other finite-lived intangible assets .....................	3.0	30	—	30
Total intangible assets .......................................		$187,530	$(5,377)	$182,153

Schedule of Estimated Future Amortization Expense	Estimated future amortization expense is as follows:

Amortization Expense
2025 ......................................................................................................................................................	$21,616
2026 ......................................................................................................................................................	21,616
2027 ......................................................................................................................................................	21,234
2028 ......................................................................................................................................................	20,073
2029 ......................................................................................................................................................	18,853
Thereafter ..............................................................................................................................................	78,761
Total .....................................................................................................................................................	$182,153